INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Current provision	$ 1,443	$ 1,522	$ 1,378
Deferred provision (benefit)	(12)	(251)	(201)
Total income tax expense	$ 1,431	$ 1,271	$ 1,177